Description of the Zomagen and Oppilan Acquisition	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Zomagen and Oppilan acquisition
1. Description of the Zomagen and Oppilan acquisition
The Company is a clinical-stage biopharmaceutical company developing a pipeline of small molecule product candidates to address a range of inflammatory diseases with significant unmet medical need. The Company leverages the substantial experience of its team in immunology to identify important new targets and to develop differentiated therapeutics against these targets. The Company’s clinical product candidates address therapeutic indications with substantial commercial opportunity for novel molecules.
In February 2021, the Company received $57.3 million in cash in connection with a Series A preferred stock financing, and an additional $57 million in June 2021 in connection with a second closing of the same Series A preferred stock financing. Concurrent with the Series A Financing in February 2021, the Company acquired all of the issued and outstanding shares of two affiliated companies, Zomagen and Oppilan.
In connection with the closing of Ventyx’s acquisition of Zomagen, on February 26, 2021, the Company issued an aggregate of (i) 2,003,768 shares of our Series
A-1
preferred stock for the exchange for Zomagen’s then-outstanding convertible promissory notes and convertible simple agreements for future equity (“SAFE”) notes, (ii) 457,944 shares of our common stock, and (iii) 30,483 options to purchase shares of our common stock, in exchange for all of the outstanding shares and options of Zomagen.
In connection with the closing of Ventyx’s acquisition of Oppilan, on February 26, 2021, the Company issued an aggregate of (i) 4,049,143 shares of our Series
A-1
preferred stock for the exchange for Oppilan’s then-outstanding equity and convertible promissory notes, (ii) 360,854 shares of our common stock, and (iii) 75,955 options to purchase shares of our common stock, in exchange for all of the outstanding shares and options of Oppilan.